Taxes, Major Components of Income Tax Expense (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	[1]	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Consolidated Statements of Profit or Loss and Other Comprehensive Income [abstract]
Current income tax charge/benefit			$ 0	$ 0	$ 0
Adjustment for current tax relating to prior periods			0	0	0
Deferred income tax relating to the origination and reversal of temporary differences			0	0	0
Income tax expense	$ 0		$ 0	$ 0	$ 0

[1]	Refer to Note 1.7 Convenience translation into U.S. dollars